NET LOSS PER SHARE - Reconciliation for basic and diluted net loss per ordinary share (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (499,839,665)	$ (76,603,781)	¥ (183,494,361)	¥ (155,465,248)
Accretion and modifications of Redeemable Convertible Preferred Shares	(3,327,579,958)		(141,031,943)	(106,867,153)
Deemed dividend to Series E Redeemable Convertible Preferred Shareholders	(12,070,034)
Numerator for basic and diluted net loss per ordinary share calculation	¥ (3,839,489,657)	$ (588,427,535)	¥ (324,526,304)	¥ (262,332,401)
Denominator:
Weighted average number of pre-offering Class A and preoffering Class B ordinary shares | shares	85,103,964	85,103,964	89,567,463	91,083,938
Denominator for basic and diluted net loss per ordinary share calculation	¥ 85,103,964		¥ 89,567,463	¥ 91,083,938
Net loss per ordinary share attributable to pre-offering Class A and pre-offering Class B ordinary shareholders
- Basic and diluted | (per share)	¥ (45.12)	$ (6.91)	¥ (3.62)	¥ (2.88)